CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.

Schedule of Investments

December 31, 2023

(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investments Portfolio
Operating Companies
Buyout
Clovis Point II RIVS Investment, LLC (4)(6)	NAM	2017		$650,000	$25,040
Milton ZXP LLC - Class A Units (4)(6)	NAM	2018	6,029	602,900	1,205,800
Venture Capital
TasteMade, Inc. (4)	NAM	2015	2,582	100,000	-

Total Operating Companies				1,352,900	1,230,840	0.58%

Private Investment Funds
Private Debt
Private Debt
ABRY Advanced Securities Fund, L.P.	NAM	2008		-	4,397
Alloy Merchant Partners, L.P. (1)(2)	ROW	2018		369,225	51,914
Aviator Capital Fund IV US Feeder, L.P.	GL	2018		1,753,403	2,177,983
Aviator Capital Mid-Life Us Feeder Fund, LP	GL	2016		1,725,891	2,520,638
BDCM Opportunity Fund II, L.P. (1)	NAM	2006		501,759	102,193
Colbeck Strategic Lending Onshore Feeder, LP (1)(2)	NAM	2016		3,402,915	3,447,001
Crestline Opportunities Fund III, LLC (1)	NAM	2016		1,563,685	2,466,420
Freedom Participation Partners I, LLC (1)	NAM	2016		1,247,460	35,912
Garrison Opportunity Fund II A LLC	GL	2010		-	1,427
ILS Property & Casualty Master Fund Ltd.	NAM	2014		1,527,813	11,567
India Asset Recovery Fund L.P.	AS	2006		-	214
MatlinPatterson Global Opportunities Partners III, L.P.	NAM	2007		859,858	-
Parabellum Partners II, LP	NAM	2019		2,632,312	3,310,374
Rosebrook 2018 Co-Invest I, L.P. (3)	ROW	2018		1,023,648	713,437
Strategic Value Global Opportunities Fund I-A, L.P.	EU	2006		28,951	130,473
Tuckerbrook SB Global Distressed Fund I, L.P.	GL	2006		102,897	286,574

Total Private Debit (6)				16,739,817	15,260,524	7.21%

Private Equity
Buyout
Advent Latin American Private Equity Fund IV-F L.P.	ROW	2007		201,045	97,257
Advent Latin American Private Equity Fund V-F L.P.	ROW	2010		1,125,972	499,897
Chicago Pacific Founders Fund II, LP	NAM	2019		5,072,463	12,130,564
Clovis Point II, LP	NAM	2018		2,305,697	1,269,644
CRC (Atria) Investment Holdings, L.P. (3)(4)	NAM	2022		4,338,131	4,163,395
Darwin Private Equity I L.P.	EU	2007		1,251,657	18,106
Intervale Capital Fund, L.P. (1)	NAM	2007		423,099	-
J.C. Flowers III L.P.	EU	2009		1,142,330	158,585
KF Partner Investments Fund III LP (2)	NAM	2019		2,061,175	2,634,733
Monomoy Capital Partners II, L.P.	NAM	2011		988,871	172,904
Monomoy Capital Partners III, L.P. (1)	NAM	2016		1,478,598	4,455,184
Reservoir Capital Partners (Cayman), L.P.	GL	2006		22,175	65,098
Sovereign Capital Limited Partnership III	EU	2009		-	39,468
Sterling Capital Partners II, L.P.	NAM	2005		190,740	10,496
Strattam Capital Investment Fund, L.P.	NAM	2014		3,385,264	4,301,472
Strattam Capital Investment Fund II, L.P.	NAM	2017		2,471,279	4,285,176
Strattam Capital Investment Fund III, L.P. (2)	NAM	2021		5,251,649	5,095,003
Strattam Co-Invest Fund V, L.P.	NAM	2018		-	594,416
Strattam Co-Invest Fund VI, L.P.	NAM	2018		725,757	992,196
Strattam Co-Invest Fund VII, L.P.	NAM	2019		413,727	844,596
Strattam Co-Invest Fund IX, L.P. (3)	NAM	2023		3,743,772	4,173,551
Trivest Fund IV, L.P.	NAM	2007		2,569	-
Viburnum Equity 4, LP (2)	ROW	2019		6,409,147	7,170,307
Growth Equity
Catterton Growth Partners, L.P. (1)	NAM	2007		1,657,766	-
Crosslink Crossover Fund V, L.P.	NAM	2007		316,468	128,226
Crosslink Crossover Fund VI, L.P.	NAM	2011		-	2,390,891
Gavea Investment Fund II A, L.P.	ROW	2007		-	7,308
Gavea Investment Fund III A, L.P.	ROW	2008		-	32,519
HealthCor Partners Fund, L.P.	NAM	2007		270,285	430,763
LoneTree I, L.P. (3)	NAM	2023		4,541,659	4,083,092
New Horizon Capital III, L.P.	AS	2008		-	17,461
NGP Energy Technology Partners II, L.P.(1)	NAM	2008		597,966	532,654
Northstar Equity Partners III (1)	AS	2011		536,617	273,953
Orchid Asia IV, L.P. (1)	AS	2007		876,700	19,808
Pinto America Growth Fund, L.P.	NAM	2005		-	7,034

Saints Capital VI, L.P.	NAM	2008	1,659,216	288,631
Trustbridge Partners II, L.P. (1)	AS	2007	1,007,994	529,210
Trustbridge Partners III, L.P. (1)	AS	2008	3,245,734	2,028,615
Trustbridge Partners IV, L.P. (1)	AS	2011	625	2,919,581
Trustbridge Partners V, L.P.	AS	2014	4,372,653	3,368,897
Secondaries
Private Equity Investment Fund V, L.P.	NAM	2009	5,677,931	3,137,558
Venture Capital
Artis Ventures II, L.P.	NAM	2013	1,085,752	2,015,940
Chrysalis Ventures III, L.P.	NAM	2006	208,572	74,909
Dace Ventures I, LP	NAM	2007	347,577	137,651
Fairhaven Capital Partners, L.P.	NAM	2007	1,556,314	283,423
Founders Fund III, LP	NAM	2010	-	4,271,554
Founders Fund IV, LP	NAM	2012	-	5,641,231
Sanderling Venture Partners VI, L.P.	NAM	2004	94,987	13,690
Sanderling Venture Partners VI Co-Investment Fund, L.P.	NAM	2004	210,432	58,108
Tenaya Capital V, LP	NAM	2007	24,309	82,150
Tenaya Capital VI, LP	NAM	2012	760,163	894,650
The Column Group, LP	NAM	2007	966,337	750,077
The Column Group II, LP	NAM	2014	1,999,371	3,930,727
The Column Group III, LP	NAM	2016	2,942,593	2,279,428
Tiger Global Private Investment Partners V, L.P. (1)	AS	2008	1,291,552	719,669
Tiger Global Private Investment Partners VI, L.P. (1)	AS	2010	5,211	381,834
Voyager Capital Fund III, L.P.	NAM	2006	286,772	41,270

Total Private Equity (6)			79,546,673	94,944,560	44.82%

Real Assets
Infrastructure
Allied Strategic Partners Fund I-A, LP (1)(3)	NAM	2021	8,216,956	8,648,827
EIV Capital Fund II, LP (1)	NAM	2014	2,895,591	2,290,162
Haddington Energy Partners III, L.P.	NAM	2005	-	149,287
TPF II-A, L.P.	NAM	2008	1,213,282	18,102
YTM6, LLC (2)	NAM	2022	5,176,817	5,857,793
Natural Resources
EMG Iron Ore Holdco, LP	NAM	2019	476,106	763,595
Energy & Minerals Group Fund II, L.P. (1)	NAM	2011	2,322,395	2,474,260
Merit Energy Partners G, L.P. (1)	NAM	2008	2,809,140	1,354,034
Midstream & Resources Follow-On Fund, L.P.	ROW	2009	518,415	443,792
NGP IX Offshore Fund, L.P.(1)	NAM	2007	613,623	14,776
NGP Midstream & Resources, L.P.	ROW	2007	976,239	105,493
Pine Brook Capital Partners, L.P.	NAM	2007	1,747,294	231,726
Quantum Parallel Partners V, LP	NAM	2008	2,805,960	422,141
Sentient Global Resources Fund III, L.P.	ROW	2009	2,085,722	185,953
Sentient Global Resources Fund IV, L.P. (1)	ROW	2011	1,587,980	225,726
Tembo Capital Co-Investment Partners I, LP (2)	ROW	2022	7,459,699	7,978,919
Tembo Capital Mining Fund III LP	GL	2020	7,155,434	8,876,289
Vortus Investments II, LP (1)	NAM	2017	1,807,346	3,068,604
Vortus Investments, LP	NAM	2014	2,849,584	645,078
Real Estate
Benson Elliot Real Estate Partners II, L.P.	EU	2006	349,758	6,456
Forum European Realty Income III, L.P.	EU	2007	820,961	46,235
GTIS Brazil Real Estate Fund (Brazilian Real) LP	ROW	2008	1,197,791	631,006
Lone Star Real Estate Fund II (U.S.), L.P.	GL	2009	58	1,705
Monsoon Infrastructure & Realty Co-Invest, L.P.	AS	2008	941,846	674,870
Northwood Real Estate Co-Investors LP (1)	NAM	2007	344,614	397,426
Northwood Real Estate Partners LP (1)	NAM	2007	1,080,976	1,205,050
ORBIS Real Estate Fund I (2)	AS	2006	1,969,703	336,199
Patron Capital, L.P. II	EU	2005	123,803	396
Patron Capital, L.P. III	EU	2007	598,435	30,214
Pennybacker IV, LP	NAM	2016	1,026,628	449,697
Phoenix Asia Real Estate Investments II, L.P.	AS	2006	823,410	675,025
Prescott Strategies Fund I LP	NAM	2017	2,134,503	2,090,406
Red Dot Holdings III, LP (1)(2)	NAM	2018	2,611,734	2,191,055
SBC US Fund II, LP	ROW	2011	789,902	27,762

Total Real Assets (6)			67,531,705	52,518,059	24.80%

Total Private Investment Funds (6)			163,818,195	162,723,143	76.83%

Total Private Investments Portfolio			165,171,095	163,953,983	77.41%

Cash Management Portfolio
Hedge Funds
Event Driven
BDCM Partners I, L.P.	NAM	2019	1,364,735	971,473
Fortelus Special Situations Fund Ltd.	GL	2019	-	2,048
Global Macro

GAM Systematic Core Macro (Cayman) Fund LP	GL	2019		8,500,000	10,955,030
Relative Value
Anomaly Capital, LP	GL	2021		15,003,000	18,916,959
King Street Capital, L.P.(1)	NAM	2019		1,845	42,448
Magnetar Capital Fund LP	NAM	2020		-	47,115
Middle East North Africa Opportunities Fund, L.P.	ROW	2019	728	728,344	6,739
PIPE Equity Partners, LLC (2)(4)	NAM	2003		3,252,147	-
PIPE Select Fund, LLC (2)(4)	NAM	2009		2,866,761	-
Stark Select Asset Fund, LLC	ROW	2018		-	10,468
STS Partners Fund, LP	NAM	2019		-	2,093,726
The 1609 Fund Ltd.	NAM	2019	3,345	3,715,838	1,346,999
Valiant Capital Partners LP	NAM	2019		242,459	316,422
WMA Systematic Equity Alpha Long/Short Onshore Fund LP - Class A	GL	2022		5,004,000	5,291,600

Total Hedge Funds (6)				40,679,129	40,001,027	18.89%

Other Securities
Securities
Regatta XV Funding Ltd., Subordinated Note, Principal $5,000,000, 9.08%, due 10/1/2031 (1)(5)(7)	NAM	2019		3,118,300	900,000

Total Other Liquid Securities				3,118,300	900,000	0.42%

Total Cash Management Portfolio				43,797,429	40,901,027	19.31%

Total Investments				$208,968,524	$204,855,010	96.72%

The Master Fund’s total outstanding capital commitments to Investment Funds as of December 31, 2023 were $70,824,128.

All investments are non-income producing unless noted otherwise.

*	The Geographic Regions are abbreviated as follows: Asia (AS), Europe (EU), North America (NAM), Global (GL), and Rest of World (ROW). The “Rest of World” geographic region represents an investment strategy to make investments domiciled outside of Asia, Europe or North America. The “Global” geographic region represents an investment strategy to make investments domiciled in various locations throughout the world including Asia, Europe, North America and/or the rest of the world.

(1)	Income producing investment.
(2)	Affiliated investments for which ownership exceeds 5% of the investment's capital.
(3)	Affiliated investments for which ownership exceeds 25% of the investment's capital.
(4)	Valued in good faith pursuant to procedures approved by the Board of Directors as of December 31, 2023. The total of all such investments represents 2.55% of partners' capital.
(5)	CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield for the CLO equity position will generally be updated periodically or on transactions such as an add-on purchases, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.
(6)	Restricted investments as to resale.
(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The Security may be sold in transactions exempt from registration, normally to qualified institutional buyers.